Retirement and Deferred Compensation Plans - Fair Values of Plan Assets for Each Major Asset Category Based on Nature and Significant Concentration of Risks in Plan Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Portion of overseas equities	100.00%	100.00%
U.K. Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	5 years
Overseas Quoted Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Performance target over the benchmark	2.00%
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	3 years
U.K. Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Benchmarked against BofAML Sterling Corporate & Collateralised (excluding Subordinated) Index	12.00%
Performance target over the benchmark	0.75%
Index - Linked Index [Member] | U.K. Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Portion of debt securities government bonds and corporate bonds benchmarked against FTSE	48.00%
FTSE Actuaries Government Securities Index [Member] | U.K. Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	5 years
Sterling Nominal LDI Bonds [Member] | Nominal LDI Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Benchmarked against ILIM Custom Benchmark index	37.00%
Sterling Inflation Linked LDI Bonds [Member] | Inflation Linked LDI Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Benchmarked against ILIM Custom Benchmark index	15.00%
Passive Global Equities [Member] | MSCI World Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Portion of overseas equities		30.30%
Passive Global Equities Hedged [Member] | MSCI World Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Portion of overseas equities		12.10%
Fundamental Indexation Global Equities [Member] | FTSE RAFI Developed 1000 Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Portion of overseas equities		30.30%
Fundamental Indexation Global Equities Hedged [Member] | FTSE RAFI Developed 1000 Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Portion of overseas equities		12.10%
Emerging Markets [Member] | MSCI World Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Portion of overseas equities		15.20%